Results of operation - Other operating expenses (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Results of operation
Recoverable cash advances Initial measurement and re-measurement	€ 6,000	€ 11,000	€ 39,000	€ 28,000
R&D incentives (Australia)	268,000	41,000	289,000	137,000
Capitalization of R&D incentive	(8,000)	(69,000)	(8,000)	(102,000)
Other income/(expenses)	(47,000)	31,000	(55,000)	87,000
Total Other Operating Income	€ 219,000	€ 14,000	€ 265,000	€ 150,000